Other Receivables, Net	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Other receivables, net

Note 7 —Other receivables, net

Other receivables, net included the following:

	As of March 31
	2022	2023
	HKD	HKD	US$
Reimbursement receivables	$12,000	$12,000	$1,529
Other receivables	275,126	452,040	57,585
Less: Provision for doubtful accounts	(80,997)	(151,916)	(19,353)
Total Other receivables, net	$206,129	$312,124	$39,761

Reimbursement receivables represent the amount the Company paid to the suppliers and vendors. This amount was collected in late June 2023. Other receivables include the out-of-pocket payments to be collected from the Company’s service clients.

For the years ended March 31, 2023, 2022 and 2021, provision for doubtful accounts was HKD 124,534 (US$15,864), HKD 54,837 and HKD 13,698, respectively. During the year ended March 31, 2023, the Company had written off the doubtful account balance and deducted from the provision for doubtful accounts in an amount of HKD 53,615 (US$6,830).

The following table sets forth the movement of provision for doubtful accounts:

	As of March 31
	2022	2023
	HKD	HKD	US$
Beginning balance	$69,371	$80,997	$10,319
Addition	54,837	124,534	15,864
Charge-off	(43,211)	(53,615)	(6,830)
Ending balance	$80,997	$151,916	$19,353